U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.    Name and address of issuer:
                                          John Hancock Fund III
                                          601 Congress Street
                                          Boston, MA 02210-2805
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2.    Name of each series or class of securities for which this Form is filed
      (If Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

                JHF III Disciplined Value Fund
                JHF III Leveraged Companies Fund
                JHF III Rainier Growth Fund
                JHF III Small Cap Opportunities Fund
                JHF III Core High Yield Fund
                JHF III Small Company Fund
                JHF III Disciplined Value Mid Cap Fund
                JHF III International Value Equity
                JHF III Strategic Growth Fund
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3.    Investment Company Act File Number:
                                          811-21777
      Securities Act File Number:
                                          333-125838
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4(a). Last day of fiscal year for which this notice is filed:
                                          March 31, 2013
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4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [_] Check box if this is the last time the issuer will be filing this
      Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal year
             pursuant to 24(f):                                                                              $  5,705,103,662
                                                                                                             ----------------

      (ii)   Aggregate price of securities redeemed or repurchased during the
             fiscal year:                                                            $(2,038,651,403)
                                                                                     ---------------

      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
             Commission:                                                             $           -
                                                                                     ---------------

      (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                 $(2,038,651,403)
                                                                                                             ----------------

      (v)    Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                                                                     $  3,666,452,259
                                                                                                             ----------------

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    | (vi)   Redemption credits available for use in future years -- if Item                         |
    |        5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $           -   |
    |                                                                                --------------- |
     ------------------------------------------------------------------------------------------------

      (vii)  Multiplier for determining registration fee (See Instruction C.9):

                                                                                                             x     0.00013640
                                                                                                             ----------------

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                                                                             =$       500,104
                                                                                                             ================
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _______________0. If there is such a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
      issuer in future fiscal years, then state that number here:                                                           0.
                                                                                                             ----------------
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7.    Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):                                                   +$
                                                                                                             ----------------
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                                                            =$       500,104
                                                                                                             ----------------
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      Method of Delivery:
      [X] Wire Transfer                  CIK0001329954           (wire # 20130614A1Q002CC0042801513)




      [_] Mail or other means
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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

      By (Signature and Title)*   /s/ Salvatore Schiavone
                                  ---------------------------------------------

                                  Treasurer
                                  ---------------------------------------------

      Date: June 17, 2013
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 * Please print the name and title of the signing officer below the signature.
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